MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES
NOTE 3   -       MARKETABLE SECURITIES

The following is a summary of marketable securities amortized cost, unrealized gains, unrealized losses, and fair value as of December 31, 2024:

	Matures within one year:			Matures after one year:			Total
	Corporate	Governmental		Corporate	Governmental
	bonds	bonds	Total	bonds	bonds	Total

Unrealized Gain
Amortized Cost	125,296	39,220	164,516	66,989	20,912	87,901	252,417
Unrealized Gain	218	75	293	395	90	485	778
Fair Value	125,514	39,295	164,809	67,384	21,002	88,386	253,195

Unrealized Loss Less
than 12 months
Amortized Cost	23,535	3,026	26,561	108,786	16,620	125,406	151,967
Unrealized Loss	(10)	(5)	(15)	(871)	(92)	(963)	(978)
Fair Value	23,525	3,021	26,546	107,915	16,528	124,443	150,989

Unrealized Loss
12 Months or Greater
Amortized Cost	23,774	2,043	25,817	13,314	-	13,314	39,131
Unrealized Loss	(261)	(1)	(262)	(325)	-	(325)	(587)
Fair Value	23,513	2,042	25,555	12,989	-	12,989	38,544

Total	172,552	44,358	216,910	188,288	37,530	225,818	442,728

The following is a summary of marketable securities amortized cost, unrealized gains, unrealized losses, and fair value as of December 31, 2023:

	Matures within one year:			Matures after one year:			Total
	Corporate	Governmental		Corporate	Governmental
	bonds	bonds	Total	bonds	bonds	Total

Unrealized Gain
Amortized Cost	32,622	37,808	70,430	94,175	22,780	116,955	187,385
Unrealized Gain	54	43	97	620	58	678	775
Fair Value	32,676	37,851	70,527	94,795	22,838	117,633	188,160

Unrealized Loss Less
than 12 months
Amortized Cost	55,007	1,025	56,032	38,169	2,023	40,192	96,224
Unrealized Loss	(74)	(1)	(75)	(153)	(14)	(167)	(242)
Fair Value	54,933	1,024	55,957	38,016	2,009	40,025	95,982

Unrealized Loss
12 Months or Greater
Amortized Cost	79,038	11,991	91,029	35,108	-	35,108	126,137
Unrealized Loss	(1,161)	(94)	(1,255)	(1,415)	-	(1,415)	(2,670)
Fair Value	77,877	11,897	89,774	33,693	-	33,693	123,467

Total	165,486	50,772	216,258	166,504	24,847	191,351	407,609

Proceeds from maturity of available-for-sale marketable securities during the year ended December 31, 2024, and 2023 were $243,361 and $192,585, respectively.

Proceeds from sales of available-for sale marketable securities, were $3,036 and $2,502 which led to $1 and $35 realized losses, during the years ended December 31, 2024 and 2023, respectively.